Warrants - Changes in warrant liability - Additional information (Details)							1 Months Ended	3 Months Ended		12 Months Ended
	Sep. 11, 2022 USD ($) shares	Dec. 21, 2021 USD ($) $ / shares shares	Nov. 13, 2020 $ / shares	Dec. 16, 2016 USD ($)	Nov. 09, 2016 $ / shares shares	Sep. 30, 2016 USD ($) shares	Jan. 31, 2020 USD ($) $ / shares shares	Mar. 31, 2023 USD ($) Y $ / shares shares	Mar. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares Y shares	Dec. 31, 2021 USD ($) shares	Jan. 26, 2023 shares	Sep. 14, 2022 $ / shares shares	Aug. 25, 2022 USD ($) item shares	Feb. 28, 2022 shares	Jun. 30, 2020 shares	Dec. 31, 2016 USD ($)
Warrants
Maximum number of warrants issued to purchase common stock in future								$ 1,000,000.00		$ 1,000,000.00
Percentage of discount of future issuance of preferred stock								20.00%		20.00%
Vesting period			24 months	0 years			0 years	0 years
Warrants expiration period			36 months
Fair value of warrants				$ 50,000				$ 250,000		$ 250,000
Warrant liabilities								262,909		261,569	$ 374,694
Fair value adjustment of warrants								$ 1,340	$ (40,588)	$ (113,125)	$ 86,944
Number of warrants exercised for issuance of shares | shares								1,181,169		1,465,083	1,550,402					6,418
Number of warrants cancelled | shares													390,000
Proceeds from issuance of Common Stock warrants		$ 67,000							$ 55,838	$ 667,290	$ 1,129,535
Exercise price of warrants | $ / shares													$ 8.85
Term of warrants													5 years 6 months
Warrants strike price | $ / shares							$ 8.0000
Numbers of shares purchased | shares								5,121,607		4,910,815	4,151,542
Share issue price | $ / shares			$ 6.00
Regulation CF, D, and S Common Stock And Warrant Offering
Warrants
Number of warrants exercised for issuance of shares | shares											271,593				15,421
Private placement
Warrants
Proceeds from issuance of Common Stock warrants	$ 90,675
January 2020 Warrant Purchase Agreement | Second Century Ventures, LLC
Warrants
Number of warrants exercised for issuance of shares | shares		407,512
Proceeds from issuance of Common Stock warrants		$ 3,260,000
Exercise price of warrants | $ / shares		$ 8.0000
Securities Purchase Agreement With Armistice Capital Master Fund Ltd. | Private placement
Warrants
Number of warrants exercised for issuance of shares | shares	195,000
Trusted Mail
Warrants
Exchange of SAFEs for warrants							$ 125,000
Cancellation of Shares Value Issued To Investor							$ 100,000
Trusted Mail | January 2020 Warrant Purchase Agreement | Second Century Ventures, LLC
Warrants
Proceeds from issuance of Common Stock warrants		$ 3,260,000
Investors Exercised
Warrants
Number of warrants exercised for issuance of shares | shares									2,850	2,850
Proceeds from issuance of Common Stock warrants									$ 57,000	$ 57,000
Exercise price of warrants | $ / shares									$ 20.00	$ 20.00
Warrants to purchase | shares										283,914
Exercise price
Warrants
Warrants measurement input | $ / shares								0.96
Exercise price | Minimum
Warrants
Warrants measurement input | $ / shares										1.00
Exercise price | Maximum
Warrants
Warrants measurement input | $ / shares										1.05
Risk free interest rate
Warrants
Warrants measurement input								4.09
Risk free interest rate | Minimum
Warrants
Warrants measurement input										2.09
Risk free interest rate | Maximum
Warrants
Warrants measurement input										4.05
Expected volatility
Warrants
Warrants measurement input								92.90
Expected volatility | Minimum
Warrants
Warrants measurement input										53.22
Expected volatility | Maximum
Warrants
Warrants measurement input										104.50
Contractual term
Warrants
Warrants measurement input | Y								3
Contractual term | Minimum
Warrants
Warrants measurement input | Y										1
Contractual term | Maximum
Warrants
Warrants measurement input | Y										3
Class A Common Stock
Warrants
Maximum number of warrants issued to purchase common stock in future	$ 1,511,250
Vesting period					0 years	0 years
Fair value of warrants																	$ 183,000
Number of warrants exercised for issuance of shares | shares	390,000	80,128			80,128	80,128	932,111	80,128		524,599
Proceeds from issuance of Common Stock warrants				$ 50,000		$ 0.8320
Exercise price of warrants | $ / shares		$ 0.8320			$ 3.1200		$ 8.00	$ 3.12
Threshold period after which cashless exercise of warrants								6 months		6 months
Fair value of warrants price per share | $ / shares					$ 2.30
Warrants Value Credited per Annum Over Three Years Period							$ 100,000
Fair value of consideration received from warrants							$ 300,000
Warrants to purchase | shares												283,914
Class A Common Stock | Second Century Ventures, LLC
Warrants
Number of warrants exercised for issuance of shares | shares								524,599
Class A Common Stock | January 2020 Warrant Purchase Agreement | Second Century Ventures, LLC
Warrants
Number of warrants exercised for issuance of shares | shares		407,512
Exercise price of warrants | $ / shares		$ 8.00
Class A Common Stock | Securities Purchase Agreement With Armistice Capital Master Fund Ltd. | Private placement
Warrants
Number of warrants exercised for issuance of shares | shares	195,000
Class A Common Stock | Trusted Mail
Warrants
Vesting period							0 years
Number of warrants exercised for issuance of shares | shares							186,442
Exercise price of warrants | $ / shares							$ 8.0000
CF Common Stock
Warrants
Units refunded														$ 5,000
Number of investors, units refunded | item														2
Number of warrants cancelled | shares														250
Fair Value of Warrant Liability
Warrants
Warrant liabilities								$ 13,000		$ 12,000
Fair value adjustment of warrants								$ 1,000		$ 113,000	$ 125,000